Trade and other receivables	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables
9.

Trade and other receivables
	As of March 31,
	2023		2022
Current
Trade and other receivables, gross	Rs.	73,743	Rs.	67,958
Less: Allowance for credit losses		(1,258)		(1,194)
Trade and other receivables, net	Rs.	72,485	Rs.	66,764
Non-current
Trade and other receivables, gross (1)	Rs.	-	Rs.	54
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	-	Rs.	54

(1)
Balance as of March 31, 2022 repr
esented a
mounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts were not expected to be realized within twelve months from the end of the reporting date, they were disclosed as non-current.

During the year ended March 31, 2023, pursuant to an arrangement with a bank, the Company sold to the bank certain of its trade receivables forming part of its Global Generics segment, on a non-recourse basis. The receivables sold were mutually agreed upon with the bank after considering the creditworthiness and contractual terms with the customer. The Company has transferred substantially all the risks and rewards of ownership of such receivables sold to the bank, and accordingly, the same were derecognized in the statements of financial position. As on March 31, 2023, the amount of trade receivables de-recognized pursuant to the aforesaid arrangement was Rs.12,376.

In accordance with IFRS 9, the Company uses the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on its trade receivables or any contractual right to receive cash or another financial asset that result from transactions that are within the scope of IFRS 15.
For this purpose, the Company uses a provision matrix to compute the expected credit loss amount for trade receivables. The provision matrix takes into account external and internal credit risk factors and historical data of credit losses from various customers.

The details of changes in allowance for credit losses during the years ended March 31, 2023 and 2022, are as follows:

	For the Year Ended March 31,
	2023		2022
Balance at the beginning of the year	Rs.	1,194	Rs.	1,296
Provision made during the year, net of reversals		84		(3)
Trade and other receivables written off & exchange differences		(20)		(99)
Balance at the end of the year	Rs.	1,258	Rs.	1,194